UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ending December 31, 2012.

Date of Report (Date of earliest event reported): February 6, 2013

VOLT Holdings, LLC (f/k/a VOLT 2011-NPL1 Holdings, LLC)
Name of Securitizer

Commission File Number of securitizer:  025-00401

Central Index Key Number of securitizer:  0001541105

Michael M. Cunningham, Phone: (212) 849-9624
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

VOLT Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) Vericrest Opportunity Loan Trust 2011-NPL1, (ii) Vericrest Opportunity Loan Trust 2011-NPL2, (iii) Vericrest Opportunity Loan Trust 2011-NPL3, (iv) Vericrest Opportunity Loan Trust 2012-NPL1, (v) Vericrest Opportunity Loan Trust 2012-NPL2, (vi) Vericrest Opportunity Loan Trust 2012-NPL3, (vii) Vericrest Opportunity Loan Trust 2012-RPL1 and (viii) Vericrest Opportunity Loan Trust 2012-RPL3.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VOLT Holdings, LLC (Securitizer)

By:	/s/ Victor Sansone
Name: Victor Sansone
Title: Vice President

Date: February 6, 2013